Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit before income taxes	₩ 4,466,610	₩ 3,797,608	₩ 3,170,472
Adjustments for:
Interest income (Note 38)	(13,572,456)	(11,798,654)	(11,236,302)
Interest expense (Note 39)	4,992,367	3,955,701	4,030,936
Dividend income (Note 40)	(87,826)	(257,306)	(281,623)
Net fees and commission expense	176,932	169,640	166,216
Net insurance loss	2,080,509	2,571,094	2,779,710
Net loss on financial instruments at fair value through profit or loss (Note 41)	66,455
Net gain on financial instruments at fair value through profit or loss (overlay approach) (Note 10)	(74,944)
Net trading loss (gain) (Note 42)		(334,133)	48,363
Net foreign currency translation loss (gain)	377,632	(87,384)	(248,844)
Net gain on financial instruments designated at fair value through profit or loss (Note 43)	(382,667)
Net loss on financial instruments designated at fair value through profit or loss (Note 44)		231,772	147,813
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 16)	(20,554)
Net gain on disposal of available-for-sale financial assets (Note 17)		(499,187)	(647,541)
Net loss on disposal of securities at amortized cost (Note 16)	9
Provision for credit loss allowance (Note 45)	747,877
Provision for credit losses (Note 46)		815,249	1,107,633
Impairment losses on other financial assets (Note 46)		198,299	88,030
Employee costs	155,672	232,709	203,639
Depreciation and amortization (Note 47)	301,916	253,344	259,941
Other operating expense (income)	(278,274)	602,027	70,236
Equity method income, net (Note 20)	(17,488)	(20,393)	(9,995)
Other non-operating expense (income), net	3,147	(29,080)	598
Sub-total	(5,531,693)	(3,996,302)	(3,521,190)
Changes in assets and liabilities:
Cash and due from banks at amortized cost	6,024,743
Due from banks		(3,347,818)	3,937,005
Securities at fair value through profit or loss	(3,082,516)
Due from banks at fair value through profit or loss	(82,014)
Loans at fair value through profit or loss	(422,326)
Trading assets and liabilities		(1,706,990)	(4,343,206)
Financial asset designated at fair value through profit or loss (IFRS 9)	723,037
Financial instruments designated at fair value through profit or loss(IAS 39)		(1,300,760)	(2,439)
Derivative instruments	203,006	(488,706)	(340,831)
Loans at amortized cost	(27,547,413)
Loans		(19,232,732)	(11,351,121)
Other assets	(5,177,725)	(250,806)	(4,627,748)
Deposits	16,699,467	15,632,957	16,771,470
Liabilities for defined benefit obligations	(145,639)	(178,054)	(261,550)
Provisions	14,542	(69,584)	(77,514)
Other liabilities	174,590	4,845,053	(2,333,634)
Sub-total	(12,618,248)	(6,097,440)	(2,629,568)
Income taxes paid	(850,696)	(664,286)	(561,604)
Interest received	13,208,601	11,425,960	11,109,313
Interest paid	(5,058,596)	(3,710,093)	(4,080,122)
Dividends received	63,826	265,887	309,876
Net cash provided by operating activities	(6,320,196)	1,021,334	3,797,177
Cash flows from investing activities
Decrease in financial instruments at fair value through profit or loss	2,150,860
Increase in financial instruments at fair value through profit or loss	(3,290,960)
Proceeds from disposal of financial assets at fair value through other comprehensive income	27,074,948
Acquisition of financial assets at fair value through other comprehensive income	(27,037,290)
Proceeds from disposal of available-for-sale financial assets		29,638,281	29,242,921
Acquisition of available-for-sale financial assets		(34,703,066)	(32,844,558)
Proceeds from disposal of financial assets at amortized cost	2,093,506
Acquisition of financial assets at amortized cost	(5,836,342)
Proceeds from disposal of held-to-maturity financial assets		1,712,326	1,839,275
Acquisition of held-to-maturity financial assets		(7,033,310)	(5,277,451)
Proceeds from disposal of property and equipment (Notes 18 and 50)	39,202	11,459	5,793
Acquisition of property and equipment (Note 18)	(142,933)	(155,186)	(252,084)
Proceeds from disposal of intangible assets (Notes 19 and 50)	3,638	9,286	8,268
Acquisition of intangible assets (Note 19)	(157,160)	(111,257)	(88,876)
Proceeds from disposal of investments in associates	189,118	163,649	67,082
Acquisition of investments in associates	(227,914)	(380,213)	(145,119)
Proceeds from disposal of investment property (Notes 21 and 50)	15,433	4,869	22,900
Acquisition of investment property (Note 21)	(115,333)	(2,125)	(176,204)
Proceeds from disposal of assets held for sale	4,498	10,466	2,213
Proceeds from settlement of hedging derivative financial instruments for available-for-sale financial assets	67,039	85,616	27,265
Payment for settlement of hedging derivative financial instruments for available-for-sale financial assets	(26,653)	(27,629)	(69,175)
Business combination, net of cash acquired (used) (Notes 57 and 58)	(4,498)	83,631	(4,280)
Other, net	(311,744)	(10,435)	48,156
Net cash used in investing activities	(5,512,585)	(10,703,638)	(7,593,874)
Cash flows from financing activities
Issuance of hybrid bonds	1,107,838	224,466	0
Redemption of hybrid bonds	0	(300,000)	(240,000)
Net increase (decrease) in borrowings	1,772,203	3,047,844	3,389,832
Proceeds from debt securities issued	26,487,712	20,006,957	15,916,866
Repayments of debt securities issued	(14,689,246)	(12,222,815)	(11,988,965)
Dividends paid	(714,705)	(706,565)	(669,103)
Proceeds from settlement of hedging derivative financial instruments for debt securities issued	10,675	65,220	15,414
Payment for settlement of hedging derivative financial instruments for debt securities issued	(16,832)	(6,509)	(1,486)
Acquisition of treasury stock	(151,993)	0
Redemption of preferred stock	0	0	(1,125,906)
Increase (decrease) in non-controlling interests	347	215,357	(451,208)
Other, net	528	8,498	(824)
Net cash provided by financing activities	13,806,527	10,332,453	4,844,620
Effect of exchange rate fluctuations on cash and cash equivalents held	(30,640)	(46,035)	(22,638)
Increase (decrease) in cash and cash equivalents	1,943,106	604,114	1,025,285
Cash and cash equivalents at beginning of year (Note 54)	6,236,650	5,632,536	4,607,251
Cash and cash equivalents at end of year (Note 54)	₩ 8,179,756	₩ 6,236,650	₩ 5,632,536